PROPERTY AND EQUIPMENT, AT COST (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment, Gross, Total	$ 1,407,930	$ 1,225,213
Less : Accumulated depreciation and amortization	1,113,208	957,551
Property and equipment, net	294,722	267,662
Land and building [Member]
Property, Plant and Equipment, Gross, Total	216,951	80,461
Motor vehicles [Member]
Property, Plant and Equipment, Gross, Total	710,148	731,372
Computer equipment [Member]
Property, Plant and Equipment, Gross, Total	133,145	122,002
Office equipment [Member]
Property, Plant and Equipment, Gross, Total	50,790	46,319
Furniture and fixtures [Member]
Property, Plant and Equipment, Gross, Total	100,021	52,687
System software [Member]
Property, Plant and Equipment, Gross, Total	128,178	123,391
Leasehold improvement [Member]
Property, Plant and Equipment, Gross, Total	$ 68,697	$ 68,981